UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas January 25, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:  $65,345 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   2591  778000      SH       SOLE                 778000      0     0
ASBURY AUTOMOTIVE GROUP INC.  COMMON            043436104   2402  130000      SH       SOLE                 130000      0     0
BAY COMMERCIAL BANK CA        OTC IS            072199102   391   56000       SH       SOLE                 56000       0     0
BPZ RESOURCES                 BONDS             055639108   3131  3000000     PRN      SOLE                 3000000     0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   5355  145000      SH       SOLE                 145000      0     0
CINEMARK HOLDINGS INC.        OTC IS            17243V102   2258  131000      SH       SOLE                 131000      0     0
DG FASTCHANNEL INC.           OTC IS            23326R109   2310  80000       SH       SOLE                 80000       0     0
EMULEX CORP NEW               OTC IS            292475209   2915  250000      SH       SOLE                 250000      0     0
FRONTEER DEVELOPMENT          OTC IS            359032109   170   14500       SH       SOLE                 14500       0     0
FURMANITE CORPORATION         COMMON            361086101   1605  232300      SH       SOLE                 232300      0     0
GASTAR EXPLORATION LTD.       COMMON            367299203   1806  420000      SH       SOLE                 420000      0     0
GEOSOURCES INC.               OTC IS            372476101   2643  119010      SH       SOLE                 119010      0     0
GROUP 1 AUTOMOTIVE            COMMON            398905109   3341  80000       SH       SOLE                 80000       0     0
GULFPORT ENERGY CORP.         OTC IS            402635304   2276  105000      SH       SOLE                105000       0     0
HOUSTON AMERICAN ENERGY CORP  COMMON            44183U100   1120  61900       SH       SOLE                 61900       0     0
MADALENA VENTURES INC.        COMMON            556232106   1232  1500000     SH       SOLE                 1500000     0     0
NATIONAL CINEMEDIA INC.       OTC IS            635309107   1569  78810       SH       SOLE                 78810       0     0
NII HOLDINGS INC              BONDS             62913FAJ1   3529  3596000     PRN      SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   3126  70000       SH       SOLE                 70000       0     0
NIKO RESOURCES LTD            OTC IS            653905109   6699  64800       SH       SOLE                 64800       0     0
***OSISKO MINING CORPORATION  OTC IS            688278100   1455  100000      SH       SOLE                 100000      0     0
PENN OCTANE CORP.             OTC IS            707573101   194   976183      SH       SOLE                 1002955     0     0
PENSKE AUTOMOTIVE GROUP       COMMON            70959W103   2090  120000      SH       SOLE                 120000      0     0
PRICESMART INC.               OTC IS            741511109   2194  57700       SH       SOLE                 57700       0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   3069  179664      SH       SOLE                 179664      0     0
SHOE CARNIVAL INC.            OTC IS            824889109   1663  61600       SH       SOLE                 81600       0     0
SPECTRUM PHARMACEUTICALS INC  OTC IS            84763A108   2061  300000      SH       SOLE                 300000      0     0
VAALCO INERGY INC.            OTC IS            91851C201   2150  300262      SH       SOLE                 395762      0     0
    Page Column Totals                                      65345